Short-term borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Short-term borrowings
Schedule of short-term debt borrowings

Term loan	Maturity date	Principal amount	Interest rate per annum	Name of bank
Loan 1	2023-03-18	2,000	3.50%	Bank of China Limited (“BOC”)
Loan 2	2023-03-25	10	3.25%	Industrial &Commercial Bank of China (“ICBC”)
Loan 3	2023-05-22	1,159	4.25%	Industrial &Commercial Bank of China (“ICBC”)
Total		3,169